Financial risk management - Interest rate risk (Details) - Interest rate risk - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed rate
Financial instruments by type of interest rate
Non-current interest-bearing financial investments	€ 715	€ 697
Current interest-bearing financial investments	510	912
Cash and cash equivalents	55	346
Interest-bearing liabilities	(3,483)	(3,658)
Financial assets and liabilities before derivatives	(2,203)	(1,703)
Interest rate derivatives	3,057	3,216
Financial assets and liabilities after derivatives	854	1,513
Floating rate
Financial instruments by type of interest rate
Non-current interest-bearing financial investments	0	0
Current interest-bearing financial investments	1,055	2,168
Cash and cash equivalents	6,179	5,121
Interest-bearing liabilities	(708)	(819)
Financial assets and liabilities before derivatives	6,526	6,470
Interest rate derivatives	(3,057)	(3,216)
Financial assets and liabilities after derivatives	€ 3,469	€ 3,254